RESIDENTIAL HOMES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Residential Homes [Abstract]
Real Estate Investment Financial Statements, Disclosure [Table Text Block]
The following table represents the Company’s investment in the homes and allocates purchase price in accordance with ASC 805:

	Number of Homes	Land	Residential Homes	Total Investment
Total at December 31, 2013	159	$2,514,009	$10,064,626	$12,578,635
Purchased during 2014:
Texas	18	319,500	1,264,843	1,584,343
Total at March 31, 2014	177	$2,833,509	$11,329,469	$14,162,978

The following table represents the Company’s net investment in the homes and allocates purchase price in accordance with ASC 805:

	Number of Homes	Land	Residential Homes	Total Investment	Accumulated Depreciation	Investment In Real Estate Net
Purchased during 2012:
Georgia	5	$67,019	$276,391	$343,410	$(1,400)	$342,010
Total at December 31, 2012	5	67,019	276,391	343,410	(1,400)	342,010
Purchased during 2013:
Georgia	4	52,631	210,797	263,428	(16,800)	246,628
Texas	150	2,394,359	9,577,438	11,971,797	(58,000)	11,913,797
Total at December 31, 2013	159	$2,514,009	$10,064,626	$12,578,635	$(76,200)	$12,502,435

Schedule of Real Estate Properties [Table Text Block]
Net investment in homes, as shown above, consists of the following as of December 31:

	2012		2013
	Number of Homes	Investment Net	Number of Homes	Investment Net
Leased	5	$342,010	146	$11,579,899
Vacant	—	—	13	922,536
	5	$342,010	159	$12,502,435